RISK MANAGEMENT - Scenario of probability weighting in measuring ECL (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Colombia | Scenario A
Disclosure of financial assets [line items]
Scenario probability weighting in measuring ECL (as a percent)	28.00%	23.00%
Colombia | Scenario B
Disclosure of financial assets [line items]
Scenario probability weighting in measuring ECL (as a percent)	57.00%	57.00%
Colombia | Scenario C
Disclosure of financial assets [line items]
Scenario probability weighting in measuring ECL (as a percent)	15.00%	20.00%
Panama | Scenario A
Disclosure of financial assets [line items]
Scenario probability weighting in measuring ECL (as a percent)	5.00%	15.00%
Panama | Scenario B
Disclosure of financial assets [line items]
Scenario probability weighting in measuring ECL (as a percent)	75.00%	60.00%
Panama | Scenario C
Disclosure of financial assets [line items]
Scenario probability weighting in measuring ECL (as a percent)	20.00%	25.00%